Gross Loans Analyzed by Performance (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Gross Loans USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Performing USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans Performing INR	Mar. 31, 2010 Fair Values Of Gross Loans Performing INR	Mar. 31, 2011 Fair Values Of Gross Loans Impaired USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans Impaired INR	Mar. 31, 2010 Fair Values Of Gross Loans Impaired INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables	$ 37,017.3	1,648,750.3	1,320,941.0	$ 37,017.3	1,648,750.3	1,320,941.0	$ 36,553.4	1,628,087.9	1,301,678.1	$ 463.9	20,662.4	19,262.9